SHAREHOLDER OWNERSHIP (Details) - USD ($)	Apr. 30, 2015	Jan. 31, 2015
Disclosure Text Block Supplement [Abstract]
Equity Method Investment, Quoted Market Value	$ 29,851,640	$ 38,074,016
Equity Method Investment, Ownership Percentage	49.71%	58.80%